Supplement to the
Spartan® Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund
Investor Class and Fidelity Advantage® Class
December 30, 2014
Prospectus

The following information replaces similar information for Spartan Global ex U.S. Index Fund found in the "Fund Summary" section under the heading "Fee Table" on page 8.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.14%	0.08%
Total annual operating expenses	0.34%	0.28%
Fee waiver and/or expense reimbursementA	0.12%	0.14%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.22%	0.14%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.22% and 0.14%. These arrangements will remain in effect through December 31, 2016. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

EMX-GUX-15-01  August 3, 2015
1.933379.108

The following information replaces similar information for Spartan Global ex U.S. Index Fund found in the "Fund Summary" section under the heading "Fee Table" on page 9.

Investor Class

Fidelity Advantage Class

1 year	$ 23	$ 14
3 years	$ 82	$ 58
5 years	$ 164	$ 126
10 years	$ 404	$ 325

The following information supplements similar information found in the "Shareholder Information" section under the heading "Selling Shares" on page 23.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Investor Class and Fidelity Advantage® Class
June 29, 2015
Prospectus

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" on page 23.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
MCX-SCX-15-01  August 3, 2015
1.933392.109

Supplement to the
Spartan® Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 30, 2014
Prospectus

The following information replaces similar information for Spartan Global ex U.S. Index Fund found in the "Fund Summary" section under the heading "Fee Table" on page 8.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage® Institutional Class

Management fee	0.20%	0.20%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.03%	0.00%
Total annual operating expenses	0.23%	0.20%
Fee waiver and/or expense reimbursementA	0.11%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.12%	0.10%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.12% and 0.10%. These arrangements will remain in effect through December 31, 2016. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

EMX-I-GUX-I-15-01  August 3, 2015
1.933380.108

The following information replaces similar information for Spartan Global ex U.S. Index Fund found in the "Fund Summary" section under the heading "Fee Table" on page 9.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 12	$ 10
3 years	$ 49	$ 42
5 years	$ 105	$ 90
10 years	$ 268	$ 233

The following information supplements similar information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 21.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
June 29, 2015
Prospectus

The following information supplements information in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 21.

  (Applicable to Spartan® Mid Cap Index Fund only) Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
MCX-I-SCX-I-15-01  August 3, 2015
1.933391.108